UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1. Report to Shareholders

Summit Cash Reserves Fund	October 31, 2015

The views and opinions in this report were current as of October 31, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Treasury yield curve flattened over the period, as two-year yields increased while intermediate- and long-term yields declined. Uncertainty about when the Federal Reserve would begin raising rates, negative economic news from China, and falling commodity prices contributed to volatility in yields during the period. Money market rates briefly increased as expectations rose for an initial Federal Reserve rate hike in September, but they quickly retreated as policymakers delayed an increase in short-term rates.

ECONOMY AND INTEREST RATES

The U.S. economy grew moderately over the last year. Although the economy’s 1.5% “headline” third-quarter growth rate was somewhat slower than the brisk annualized 3.9% pace in the second quarter, consumption, residential investment, and business fixed investment trends remained solid. Job growth in the last few months was weaker than the prevailing trend, but the labor market continued to improve, with the national unemployment rate falling to 5.0% in October, its lowest level since 2008. Inflation is likely to remain very low in the near term due to declining prices of oil and other commodities; lower energy costs bode well for consumer spending. According to T. Rowe Price Chief U.S. Economist Alan Levenson, the Federal Reserve could begin raising short-term interest rates in mid-December, as economic conditions are very close to what Fed officials need to justify a first rate increase. Subsequent rate hikes are expected to be gradual.

There were large fluctuations in Treasury yields at times over the last year in anticipation of the onset of tighter Fed monetary policy and in response to periodic turmoil in global markets.

PERFORMANCE COMPARISON

Your fund returned 0.01% in both the 6- and 12-month periods ended October 31, 2015, the same as the returns for the Lipper Money Market Funds Index. The Fed has maintained a zero interest rate policy since the financial crisis in 2008, weighing heavily on returns for money market investors. Market participants remain focused on the timing of when the central bank will begin raising the federal funds rate, to which money market rates are closely tied. Prior to the September Fed meeting, money market rates increased in anticipation of a rate hike. There was no policy change, though, as a result of the global uncertainty that prevailed at the time, and rates quickly returned to their original levels.

PORTFOLIO REVIEW

The short nature of money market investing is such that a rate increase by the Fed must be imminent before it becomes priced into investments. This is in sharp contrast to longer fixed income markets, where longer-term rate expectations routinely cause significant rate moves. Still, over the past six months, three-month LIBOR began the period at 0.28%, peaked at 0.345%, then dropped to 0.33%. Money market instruments—such as commercial paper and bank certificates of deposit—for which LIBOR forms a pricing basis followed a similar path. Treasury bills, however, did not trade in sympathy with the broader money market due to the persistent demand for short-term, high-quality liquid assets from many investor types, including central banks, commercial banks, and money funds.

The Treasury bill market continues to be somewhat bifurcated, with the shorter (one to six month) and longer (six to 12 month) parts of the market responding in different ways. Specifically, shorter maturities saw their rates drop to 0.00% as bill supply dropped when the U.S. Treasury was limited in the new debt it could issue, caused by Congress’s debt ceiling debate. Longer-maturity securities such as one-year Treasury bills began the period at 0.23% but were affected by the market pricing in a September rate hike; they peaked at 0.47% and then ended the period at 0.35%.

As the fund’s reporting period came to a close, Congress remedied the debt ceiling issue with a budget agreement that suspends the debt limit until March 2017, so bill rates began to return to normal. Still, as many money funds revise their investment mandates to reflect all-Treasury strategies, we expect short Treasury bill rates to remain substantially lower than their LIBOR-based counterparts.

OUTLOOK

Despite the likelihood of some continued volatility, we expect the U.S. economy to continue its trend of moderate growth as the combination of solid domestic private demand fundamentals—healthy consumer finances, a cyclical housing upturn, and the business capital expenditures replacement cycle—outweigh the drag from net exports and lack of any positive fiscal stimulus. The U.S. economy remains more resilient than other advanced and emerging economies because it has undertaken more restructuring over the past few years. At the October Fed meeting, the market received some hints that rate hikes could start soon. In the view of Federal Reserve policymakers, global market disruptions have been reduced, so they are able to return to focusing primarily on U.S. data to measure growth in the economy and the potential for inflation.

The possibility of a rate hike in December is real, so while we are maintaining the fund’s weighted average maturity slightly longer than our competitors, we will shorten that stance should incoming data suggest a rate hike is likely. Principal stability and liquidity remain the highest priorities for the fund, so we remain diligent monitoring the price pressures that higher rates may bring.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the Investment Advisory Committee
Summit Cash Reserves Fund

November 19, 2015

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISK OF MONEY FUND INVESTING

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Basis point: One one-hundredth of one percentage point, or 0.01%.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate is a benchmark for short-term taxable rates.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short- and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Performance and Expenses

Growth of $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
ASSET-BACKED COMMERCIAL PAPER 7.2%		
Chariot Funding, 0.40%, 1/20/16 (1)	20,400	20,382
Chariot Funding, 0.40%, 1/22/16 (1)	6,750	6,744
Chariot Funding, 0.44%, 2/1/16 (1)	11,600	11,587
Chariot Funding, 0.50%, 2/11/16 (1)	10,500	10,485
Chariot Funding, 0.50%, 2/16/16 (1)	10,700	10,684
Fairway Finance, 0.28%, 11/17/15 (1)	4,200	4,199
Jupiter Securitization, 0.40%, 1/21/16 (1)	10,400	10,391
Jupiter Securitization, 0.44%, 2/1/16 (1)	21,400	21,376
Jupiter Securitization, 0.45%, 2/2/16 (1)	5,100	5,094
Jupiter Securitization, 0.50%, 2/10/16 (1)	5,750	5,742
Jupiter Securitization, 0.50%, 2/17/16 (1)	21,300	21,268
Liberty Street Funding, 0.29%, 11/23/15 (1)	14,550	14,547
Liberty Street Funding, 0.30%, 12/23/15 (1)	41,500	41,482
MetLife Short Term Funding, 0.23%, 1/19/16 (1)	34,550	34,533
MetLife Short Term Funding, 0.26%, 1/4/16 (1)	8,300	8,296
MetLife Short Term Funding, 0.26%, 1/11/16 (1)	7,000	6,996
Old Line Funding, 0.39%, 12/1/15 (1)	10,500	10,497
Old Line Funding, 0.40%, 12/21/15 (1)	10,300	10,294
Old Line Funding, 0.41%, 1/25/16 (1)	21,000	20,980
Old Line Funding, 0.42%, 2/19/16 (1)	14,600	14,581
Old Line Funding, VR, 0.392%, 2/16/16 (1)	6,400	6,400
Thunder Bay Funding, 0.48%, 3/21/16 (1)	8,585	8,569
Thunder Bay Funding, VR, 0.397%, 4/22/16 (1)	20,900	20,900
Thunder Bay Funding, VR, 0.399%, 2/16/16 (1)	34,215	34,215
Total Asset-Backed Commercial Paper (Cost $360,242)		360,242
CERTIFICATES OF DEPOSIT 12.5%		
Bank of Tokyo-Mitsubishi, 0.35%, 11/4/15 (2)	12,600	12,600
Bank of Tokyo-Mitsubishi, 0.35%, 11/13/15 (2)	19,850	19,850

Bank of Tokyo-Mitsubishi, 0.37%, 1/29/16 (2)	8,400	8,400
BMO Harris Bank, 0.45%, 2/16/16 (3)	29,400	29,400
BMO Harris Bank, VR, 0.407%, 1/25/16 (3)	20,700	20,700
BMO Harris Bank, VR, 0.417%, 2/22/16 (3)	8,300	8,300
Canadian Imperial Bank of Commerce, 0.42%, 4/15/16 (2)	30,600	30,600
Canadian Imperial Bank of Commerce, 0.44%, 4/15/16 (2)	13,150	13,150
Chase Bank, 0.38%, 12/7/15 (3)	20,750	20,750
Chase Bank, 0.58%, 7/27/16 (3)	10,000	10,000
Chase Bank, VR, 0.571%, 10/14/16 (3)	20,200	20,200
Citibank, 0.29%, 11/20/15 (3)	21,000	21,000
Citibank, 0.29%, 11/24/15 (3)	15,000	15,000
Credit Suisse, VR, 0.443%, 3/2/16 (2)	7,000	7,000
Credit Suisse, VR, 0.454%, 3/3/16 (2)	12,800	12,800
HSBC Bank, VR, 0.334%, 2/3/16 (3)	10,200	10,200
HSBC Bank, VR, 0.347%, 2/22/16 (3)	21,300	21,300
HSBC Bank, VR, 0.349%, 2/16/16 (3)	28,400	28,400
Rabobank Nederland, VR, 0.347%, 2/10/16 (2)	25,400	25,400
Royal Bank of Canada, VR, 0.287%, 11/10/15 (2)	23,350	23,350
Royal Bank of Canada, VR, 0.339%, 5/4/16 (2)	23,000	23,000
State Street Bank, 0.30%, 11/19/15 (3)	10,500	10,500
State Street Bank, VR, 0.335%, 1/6/16 (3)	15,000	15,000
State Street Bank, VR, 0.383%, 4/28/16 (3)	38,000	38,000
Sumitomo Mitsui Banking, 0.33%, 12/1/15 (2)	8,800	8,800
Sumitomo Mitsui Banking, 0.36%, 1/6/16 (2)	21,600	21,602
Svenska Handelsbanken, 0.275%, 12/23/15 (2)	20,500	20,500
Toronto-Dominion Bank, VR, 0.311%, 11/9/15 (2)	24,000	24,000
Toronto-Dominion Bank, VR, 0.343%, 12/11/15 (2)	21,000	21,000
Toronto-Dominion Bank, VR, 0.567%, 10/17/16 (2)	25,000	25,000
Wells Fargo Bank, 0.30%, 12/2/15 (3)	10,500	10,500

Wells Fargo Bank, VR, 0.324%, 11/12/15 (3)	22,000	22,000
Wells Fargo Bank, VR, 0.344%, 1/19/16 (3)	10,900	10,900
Wells Fargo Bank, VR, 0.344%, 2/1/16 (3)	21,400	21,400
Total Certificates of Deposit (Cost $630,602)		630,602

FINANCIAL COMPANY COMMERCIAL PAPER 14.5%

ASB Finance, 0.20%, 11/13/15 (1)	11,000	10,999
ASB Finance, 0.33%, 11/2/15 (1)	12,500	12,500
Australia & New Zealand Banking Group, 0.29%, 11/24/15 (1)	31,500	31,494
Australia & New Zealand Banking Group, 0.30%, 12/3/15 (1)	10,800	10,797
BNP Paribas, 0.29%, 11/2/15	21,350	21,350
BNP Paribas, 0.49%, 4/27/16	6,600	6,584
BNP Paribas/Dublin, 0.32%, 12/22/15 (1)	20,250	20,241
Commonwealth Bank of Australia, 0.29%, 11/30/15 (1)	17,750	17,746
Commonwealth Bank of Australia, VR, 0.273%, 12/2/15 (1)	13,000	13,000
CPPIB Capital, 0.26%, 1/6/16 (1)	20,750	20,740
CPPIB Capital, 0.26%, 1/14/16 (1)	29,000	28,984
Credit Suisse, 0.47%, 2/18/16	14,350	14,330
Credit Suisse, 0.54%, 4/1/16	15,000	14,966
Danske, 0.33%, 12/3/15 (1)	21,400	21,394
Danske, 0.51%, 4/25/16 (1)	21,800	21,746
DNB Nor Bank, 0.25%, 11/6/15 (1)	21,500	21,499
DNB Nor Bank, 0.27%, 12/29/15 (1)	12,400	12,395
DNB Nor Bank, 0.285%, 11/4/15 (1)	18,800	18,799
DNB Nor Bank, 0.36%, 12/15/15 (1)	10,500	10,495
Massachusetts Mutual Life Insurance, 0.15%, 11/12/15 (1)	11,000	10,999
Massachusetts Mutual Life Insurance, 0.15%, 11/20/15 (1)	11,000	10,999
National Australia Bank, 0.24%, 1/4/16 (1)	21,600	21,591
National Australia Bank, 0.265%, 11/5/15 (1)	21,400	21,399

National Australia Bank, 0.30%, 11/30/15 (1)	20,000	19,995
Nationwide Building Society, 0.32%, 11/5/15 (1)	21,250	21,249
Nationwide Building Society, 0.32%, 11/6/15 (1)	43,000	42,998
Nordea Bank, 0.30%, 11/3/15 (1)	12,500	12,500
Nordea Bank, 0.305%, 2/8/16 (1)	8,750	8,743
Nordea Bank, 0.33%, 11/17/15 (1)	9,750	9,748
Nordea Bank, 0.445%, 4/1/16 (1)	17,500	17,467
Rabobank Nederland, 0.32%, 11/16/15	16,750	16,748
Rabobank Nederland, 0.32%, 12/2/15	8,450	8,448
Rabobank Nederland, 0.34%, 12/23/15	12,500	12,494
Standard Chartered Bank, 0.302%, 11/17/15 (1)	28,950	28,946
Standard Chartered Bank, 0.41%, 3/21/16 (1)	5,250	5,241
Standard Chartered Bank, 0.49%, 3/18/16 (1)	14,500	14,473
Sumitomo Mitsui Banking, 0.31%, 11/23/15 (1)	12,750	12,748
Svenska Handelsbanken, 0.27%, 12/17/15 (1)	21,000	20,993
Svenska Handelsbanken, 0.30%, 11/25/15 (1)	21,000	20,996
UBS Finance, 0.44%, 3/31/16	24,000	23,956
UBS Finance, 0.505%, 4/18/16	26,075	26,013
Westpac Banking, 0.24%, 1/13/16 (1)	13,200	13,194
Total Financial Company Commercial Paper (Cost $731,997)		731,997

GOVERNMENT AGENCY DEBT 9.1% (4)

Federal Farm Credit Bank, 0.15%, 11/5/15	20,500	20,500
Federal Home Loan Bank, 0.064%, 12/9/15	44,500	44,497
Federal Home Loan Bank, 0.065%, 12/4/15	59,326	59,323
Federal Home Loan Bank, 0.07%, 11/27/15	4,800	4,800
Federal Home Loan Bank, 0.07%, 12/11/15	66,000	65,995
Federal Home Loan Bank, 0.072%, 12/2/15	52,858	52,855
Federal Home Loan Bank, 0.075%, 12/18/15	8,100	8,099

Federal Home Loan Bank, 0.08%, 12/21/15	35,700	35,696
Federal Home Loan Bank, 0.08%, 12/23/15	7,000	6,999
Federal Home Loan Bank, 0.10%, 1/4/16	2,575	2,574
Federal Home Loan Bank, 0.155%, 11/4/15	26,700	26,700
Federal Home Loan Bank, 0.162%, 11/6/15	42,000	41,999
Federal Home Loan Mortgage, 0.055%, 11/23/15	13,500	13,499
Federal Home Loan Mortgage, 0.065%, 12/14/15	11,000	10,999
Federal Home Loan Mortgage, 0.065%, 12/17/15	4,500	4,500
Federal National Mortgage Assn., 0.065%, 12/15/15	45,200	45,196
Federal National Mortgage Assn., 0.16%, 11/3/15	15,000	15,000
Total Government Agency Debt (Cost $459,231)		459,231

OTHER COMMERCIAL PAPER 26.0%

Adventist Health System / Sunbelt, 0.19%, 11/24/15	41,700	41,695
American Honda Finance, 0.22%, 1/6/16	19,600	19,592
Ascension Health, 0.27%, 1/7/16	16,200	16,192
BASF, 0.23%, 12/21/15 (1)	20,750	20,743
BASF, 0.30%, 11/3/15 (1)	20,000	20,000
Caterpillar Financial Services, 0.18%, 11/30/15	19,000	18,997
Coca-Cola, 0.40%, 1/20/16 (1)	21,600	21,581
Coca-Cola, 0.49%, 5/17/16 (1)	17,500	17,453
Coca-Cola, 0.49%, 5/19/16 (1)	10,350	10,322
Electricite de France, 0.205%, 12/17/15 (1)	43,550	43,539
Emerson Electric, 0.24%, 12/21/15 (1)	23,000	22,992
Emory Univ., 0.20%, 11/17/15	7,750	7,750
Emory Univ., 0.30%, 12/16/15	10,800	10,800
Estee Lauder, 0.12%, 11/9/15 (1)	30,000	29,999
Export Development Canada, 0.30%, 2/4/16	10,500	10,492
Export Development Canada, 0.34%, 1/5/16	10,000	9,994

Hershey, 0.12%, 11/9/15 (1)	13,200	13,200
Honeywell International, 0.14%, 11/9/15 (1)	20,000	19,999
Honeywell International, 0.22%, 12/18/15 (1)	21,000	20,994
IBM, 0.18%, 12/21/15 (1)	8,800	8,798
Inova Health, 0.23%, 12/16/15	5,500	5,498
Kaiser Permanente, 0.34%, 2/11/16	21,815	21,794
Kaiser Permanente, 0.35%, 12/7/15	12,532	12,528
KfW, 0.27%, 1/12/16 (1)	5,250	5,247
KfW, 0.275%, 2/1/16 (1)	22,000	21,985
KfW, 0.28%, 1/14/16 (1)	21,250	21,238
Long Island Power Auth., Series 1A, 0.23%, 12/2/15	13,000	13,000
Long Island Power Auth., Series 2A, 0.23%, 11/12/15	35,000	35,000
Los Angeles Airport, Series C4, 0.38%, 1/12/16	12,400	12,391
Los Angeles Metropolitan Transportation Auth., Series ATSM 0.27%, 11/2/15	6,800	6,800
Microsoft, 0.19%, 1/6/16 (1)	19,800	19,793
National Oilwell Varco, 0.23%, 12/2/15 (1)	12,850	12,847
National Oilwell Varco, 0.25%, 11/17/15 (1)	16,300	16,298
National Oilwell Varco, 0.26%, 12/15/15 (1)	13,250	13,246
PACCAR Financial, 0.12%, 11/12/15	5,400	5,400
PACCAR Financial, 0.12%, 11/13/15	15,000	14,999
PACCAR Financial, 0.13%, 11/16/15	10,500	10,499
Philadelphia, Airport, Series C2, 0.33%, 1/5/16	13,750	13,750
Philadelphia, Airport, Series C2, 0.35%, 12/3/15	8,600	8,600
Philadelphia, Airport, Series C3, 0.27%, 11/10/15	17,300	17,300
Phillip Morris International, 0.15%, 11/2/15 (1)	60,000	60,000
Phillip Morris International, 0.15%, 11/4/15 (1)	10,000	10,000
Port of Oakland, Series F, 0.18%, 11/10/15	5,000	5,000
Precision Castparts, 0.14%, 12/1/15 (1)	22,100	22,097

Precision Castparts, 0.14%, 12/2/15 (1)	13,250	13,248
Province of Quebec, 0.20%, 1/11/16 (1)	44,000	43,983
Reckitt Benckiser Treasury, 0.29%, 12/11/15 (1)	18,730	18,724
Reckitt Benckiser Treasury, 0.41%, 2/1/16 (1)	20,825	20,803
Reckitt Benckiser Treasury, 0.45%, 4/1/16 (1)	21,800	21,759
Rice Univ., 0.18%, 12/17/15	4,000	4,000
Rice Univ., 0.22%, 11/17/15	4,515	4,515
Santa Clara Valley Water Dist., Series B, 0.28%, 11/9/15	23,480	23,480
Schlumberger Investment, 0.14%, 11/16/15 (1)	5,500	5,500
Schlumberger Investment, 0.16%, 11/20/15 (1)	11,750	11,749
Sentara Healthcare, 0.32%, 11/5/15	12,170	12,170
Sentara Healthcare, 0.33%, 1/4/16	9,280	9,280
Sentara Healthcare, 0.35%, 12/1/15	8,500	8,500
Siemens Capital, 0.25%, 12/30/15 (1)	6,600	6,597
Siemens Capital, 0.27%, 12/29/15 (1)	41,000	40,982
SSM Health Care, Series A, 0.30%, 11/17/15	21,000	20,997
Texas A&M Univ. System, Series B, 0.24%, 1/12/16	13,200	13,200
Texas PFA, Series 09-A, GO, 0.30%, 11/2/15	34,300	34,300
Texas PFA, Series 09-A, GO, 0.30%, 11/3/15	16,200	16,200
Total Capital Canada, 0.22%, 1/4/16 (1)	17,200	17,193
Trinity Health, 0.19%, 11/23/15	22,000	21,997
Trinity Health, 0.20%, 11/17/15	19,000	18,998
Unilever Capital, 0.28%, 1/11/16	6,300	6,297
United Technologies, 0.27%, 11/20/15 (1)	10,800	10,798
UnityPoint Health, 0.18%, 11/9/15	11,000	11,000
Univ. of California Regents, Series B, 0.14%, 11/16/15	8,450	8,449
Univ. of California Regents, Series B, 0.15%, 11/6/15	22,650	22,650
Univ. of California Regents, Series B, 0.19%, 12/10/15	20,000	19,996
Univ. of California Regents, Series B, 0.21%, 12/2/15	10,500	10,498

Vanderbilt Univ., 0.32%, 11/12/15	6,000	5,999
Wal-Mart, 0.10%, 11/12/15 (1)	44,500	44,499
WW Grainger, 0.13%, 11/20/15	8,550	8,549
Total Other Commercial Paper (Cost $1,307,352)		1,307,352
OTHER INSTRUMENTS 4.8%		
American Honda Finance, VR, 0.341%, 1/11/16	20,000	20,001
AmeriCredit Automobile Receivable Trust, Series 2015-3 Class A1, 0.50%, 8/8/16	7,160	7,160
ARI Fleet Lease Trust, Series 2015-A, Class A1 0.40%, 4/15/16 (5)	3,066	3,066
Bank of America, VR, 0.29%, 1/4/16	21,000	21,000
Bank of America, VR, 0.30%, 12/1/15	21,300	21,300
CCG Receivables Trust, Series 2015-1, Class A1 0.55%, 9/14/16 (5)	14,772	14,772
Enterprise Fleet Financing, Series 2015-2, Class A1 0.48%, 7/20/16 (5)	6,653	6,653
Fosse Master Issuer, Series 2015-1A, Class A1, VR 0.377%, 1/18/16 (5)	18,175	18,175
GE Capital International Funding, 0.964%, 4/15/16 (5)	30,782	30,840
New York Life Global Funding, VR, 0.351%, 8/5/16 (5)	29,750	29,750
Oracle, 5.25%, 1/15/16	12,600	12,726
Santander Drive Auto Receivables Trust, Series 2015-3 Class A1, 0.48%, 6/15/16	2,719	2,719
Santander Drive Auto Receivables Trust, Series 2015-5 Class A1, 0.55%, 10/17/16	23,900	23,900
Smart Trust Australia, Series 2015-3US, Class A1 0.52%, 10/14/16	29,350	29,350
Total Other Instruments (Cost $241,412)		241,412
OTHER NOTES 6.3%		
American Honda Finance, VR, 0.707%, 5/26/16 (5)	9,400	9,418

Bank of New York Mellon, VR, 0.563%, 3/4/16	4,200	4,203
Caterpillar Financial Services, 0.70%, 11/6/15	11,200	11,201
Caterpillar Financial Services, VR, 0.449%, 11/25/15	4,100	4,100
Caterpillar Financial Services, VR, 0.572%, 2/26/16	6,000	6,004
Cisco Systems, 5.50%, 2/22/16	7,038	7,147
GE Capital, 1.00%, 12/11/15	4,100	4,103
GE Capital, 1.00%, 1/8/16	10,503	10,513
GE Capital, VR, 0.551%, 1/14/16	1,690	1,691
GM Financial Auto Lease, Series 2015-3, Class A1 0.45%, 10/20/16	7,500	7,500
John Deere Capital, 0.75%, 1/22/16	2,795	2,797
John Deere Capital, VR, 0.421%, 4/12/16	27,100	27,108
John Deere Capital, VR, 0.452%, 12/10/15	8,500	8,501
New York Life Global Funding, VR, 0.666%, 5/23/16 (5)	10,500	10,519
PACCAR Financial, VR, 0.581%, 2/8/16	3,800	3,803
Precision Castparts, 0.70%, 12/20/15	7,000	7,002
Royal Bank of Canada, 0.85%, 3/8/16	12,000	12,007
Royal Bank of Canada, 2.875%, 4/19/16	3,500	3,536
Santander Drive Auto Receivables Trust, Series 2015-4 Class A1, 0.50%, 9/15/16	6,478	6,478
Schlumberger, 2.65%, 1/15/16 (5)	15,700	15,767
Shell International Finance, VR, 0.381%, 11/10/15	22,300	22,300
Total Capital, 2.30%, 3/15/16	13,991	14,084
Total Capital Canada, VR, 0.701%, 1/15/16	18,093	18,108
Toyota Motor Credit, 2.80%, 1/11/16	16,750	16,827
Toyota Motor Credit, VR, 0.331%, 4/15/16	24,000	24,000
Westpac Banking, 0.95%, 1/12/16	22,800	22,821
Westpac Banking, 3.00%, 12/9/15	14,236	14,274
Wheels, Series 2015-1A, Class A1, 0.40%, 6/20/16 (5)	5,666	5,666

World OMNI Auto Receivables Trust, Series 2015-B, Class A1 0.41%, 10/17/16	15,000	15,000
Total Other Notes (Cost $316,478)		316,478

TREASURY DEBT 12.2%

U.S. Treasury Notes, FRN, 0.065%, 1/31/16	103,620	103,616
U.S. Treasury Notes, FRN, 0.073%, 10/31/16	90,000	89,958
U.S. Treasury Notes, FRN, 0.089%, 4/30/16	95,300	95,300
U.S. Treasury Notes, FRN, 0.09%, 7/31/16	86,850	86,856
U.S. Treasury Notes, FRN, 0.094%, 4/30/17	59,400	59,400
U.S. Treasury Notes, FRN, 0.097%, 7/31/17	91,800	91,797
U.S. Treasury Notes, FRN, 0.104%, 1/31/17	44,200	44,200
U.S. Treasury Notes, FRN, 0.188%, 10/31/17	40,500	40,501
Total Treasury Debt (Cost $611,628)		611,628

TREASURY REPURCHASE AGREEMENTS 2.2% (6)

Federal Reserve Bank of New York, Tri-Party, Dated 10/30/15 0.05%, Delivery Value of $113,000,471 on 11/2/15 Collateralized by U.S. Government securities, 2.375% - 2.625% 6/30/18 - 8/15/20, valued at $113,000,576	113,000	113,000
Total Treasury Repurchase Agreements (Cost $113,000)		113,000

VARIABLE RATE DEMAND NOTES 5.7%

Baltimore City, Parking Revenue, VRDN, 0.14%, 11/6/15	13,000	13,000
Colorado Housing Fin. Auth., Multi-Family, Series 2004I-A1 VRDN, 0.12%, 11/6/15	5,890	5,890
Colorado Housing Fin. Auth., Multi-Family, Series 2005I-A1 VRDN, 0.12%, 11/6/15	9,090	9,090
Colorado Housing Fin. Auth., Multi-Family, Series I-B1, VRDN 0.18%, 11/6/15	29,905	29,905
Colorado Housing Fin. Auth., Multi-Family, Series I-C1, VRDN 0.12%, 11/6/15	4,190	4,190

Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, Series B, VRDN, 0.15%, 11/6/15	4,780	4,780
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, Series B1, VRDN, 0.13%, 11/6/15	865	865
Maumelle, Kimberly Clark, Series 2015, VRDN 0.12%, 11/6/15 (5)	8,000	8,000
Michigan Fin. Auth., Series A, GO, VRDN, 0.10%, 11/6/15	21,760	21,760
Michigan Fin. Auth., Series B, GO, VRDN, 0.13%, 11/6/15	25,000	25,000
Montgomery County Housing Opportunities Commission Single Family, Series E, VRDN, 0.15%, 11/6/15	8,315	8,315
New Hampshire HEFA, Student Loan, Series 2011A, VRDN 0.15%, 11/6/15	7,555	7,555
New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series C, VRDN, 0.11%, 11/2/15	8,575	8,575
Providence Health & Services Obligated Group, VRDN 0.20%, 11/6/15	64,660	64,660
Southern Ute Indian Tribe, VRDN, 0.17%, 11/6/15	30,985	30,985
Wisconsin Housing & Economic Dev., Home Ownership Single Family, Series D VRDN, 0.12%, 11/6/15	2,895	2,895
Wisconsin Housing & Economic Dev., Multi-Family, Series F VRDN, 0.12%, 11/6/15	35,025	35,025
Wisconsin Housing & Economic Dev., Multi-Family, Series F VRDN, 0.12%, 11/6/15	7,570	7,570
Total Variable Rate Demand Notes (Cost $288,060)		288,060
Total Investments in Securities		
100.5% of Net Assets (Cost $5,060,002)		**$ 5,060,002**

‡ Par are denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,655,556 and represents 32.9% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity, and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption had no effect on the fund’s net assets or results of operations.

In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On October 31, 2015, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended October 31, 2015, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2015 and October 31, 2014, totaled $509,000 and $605,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2015, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2015, expenses waived/repaid totaled $13,369,000.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2015, approximately 2% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds), as well as the T. Rowe Price Retirement Funds and T. Rowe Price Target Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds, respectively. Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At October 31, 2015, less than 1% of the outstanding shares of the fund were held by the Spectrum Funds and less than 1% were held by the Retirement Funds.

As of October 31, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 941,405,449 shares of the fund, representing 19% of the fund’s net assets.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2015, the fund earned $1,000 in interest income related to loans made to other funds on five days in the average amount of $5,780,000 and at an average annual rate of 1.15%. At October 31, 2015, there were no loans outstanding.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Summit Cash Reserves Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Summit Cash Reserves Fund (comprising T. Rowe Price Summit Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2015

Tax Information (Unaudited) for the Tax Year Ended 10/31/15

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

●	$53,000 from short-term capital gains

●	$9,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

For nonresident alien shareholders, $232,000 of income dividends are interest-related dividends.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to present); Director,
2009	Novartis, Inc. (2009 to 2014); Director, IBM (2007 to present)
[179]

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1993	present); Director and Advisory Board Member, Deutsche Bank North
[179]	America (2004 to present); Director, Under Armour (2008 to present);
Director, Vornado Real Estate Investment Trust (2004 to 2012)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
2001
[179]

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial
(1951)	Realty Trust, an owner and operator of industrial properties (2009 to
2013	present); Chairman of the Board (2005 to present) and Director (1999
[179]	to present), Starwood Hotels & Resorts, a hotel and leisure company

Robert J. Gerrard, Jr.	Chairman of Compensation Committee and Director, Syniverse
(1952)	Holdings, Inc., a provider of wireless voice and data services for
2013	telecommunications companies (2008 to 2011); Advisory Board
[179]	Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997
to present)

Karen N. Horn	Limited Partner and Senior Managing Director, Brock Capital
(1943)	Group, an advisory and investment banking firm (2004 to present);
2003	Director, Eli Lilly and Company (1987 to present); Director, Simon
[179]	Property Group (2004 to present); Director, Norfolk Southern (2008 to present)

Paul F. McBride	Former Company Officer and Senior Vice President, Human
(1956)	Resources and Corporate Initiatives, Black & Decker Corporation
2013	(2004 to 2010)
[179]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2013	a nonprofit education and social policy research organization
[179]	(2011 to present); Member, National Academy of Education (2010 to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (2011 to present); Member,
President’s Council of Economic Advisers (2009 to 2011); Chair
of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
1993	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[179]	General Growth Properties, Inc. (2010 to 2013); Director, Blackstone
Mortgage Trust, a real estate financial company (2012 to present);
Director and Chairman of the Board, Brixmor Property Group, Inc.
(2013 to present); Director, Hilton Worldwide (2013 to present);
Director, Hudson Pacific Properties (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2009
[179]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[179]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
(1959)	Price International, and T. Rowe Price Trust Company
2015
[54]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Summit Cash Reserves Fund	Principal Occupation(s)

Anil K. Andhavarapu (1980)	Vice President, T. Rowe Price
Vice President

Austin Applegate (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Senior Municipal Credit
Research Analyst, Barclays (to 2011)

Stephen L. Bartolini, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Senior Portfolio Manager,
Senior Trader, and Analyst, Fannie Mae
(to 2010)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Christopher P. Brown, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Stephanie A. Gentile, CFA (1956)	Vice President, T. Rowe Price; formerly, Director,
Vice President	Credit Suisse Securities (to 2014)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Dominic Janssens (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Keir R. Joyce, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul J. Krug (1964)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Martin G. Lee (1963)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price and T. Rowe Price
Treasurer and Vice President	Trust Company

Cheryl A. Mickel, CFA (1967)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Alexander S. Obaza (1981)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company;
Chief Legal Officer, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Chen Shao (1980)	Assistant Vice President, T. Rowe Price
Assistant Vice President

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Susan G. Troll, CPA (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

John D. Wells (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Jeffrey T. Zoller (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,366,000 and $2,159,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date December 15, 2015